S000019851 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - U.S. Government Mortgage Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	$ 871